Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	CERAGON NETWORKS LTD
Entity Central Index Key	0001119769
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	36,324,997

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 28,991	$ 37,725
Short-term bank deposits	7,159	23,357
Marketable securities	9,665	7,363
Trade receivables (net of allowance for doubtful accounts of $ 3,383 and $ 3,595 at December 31, 2010 and 2011, respectively)	143,247	88,074
Other accounts receivable and prepaid expenses	37,281	15,425
Deferred tax assets, net	8,622	4,057
Inventories	93,465	65,921
Total current assets	328,430	241,922
NON-CURRENT ASSETS:
Marketable securities	3,716	13,088
Deferred tax assets, net	8,898	8,829
Severance pay and pension fund	6,360	6,039
Other non-current assets	5,257
Total long-term assets	24,231	27,956
PROPERTY AND EQUIPMENT, NET	30,465	16,211
INTANGIBLE ASSETS, NET	13,439
GOODWILL	14,593	1,093
Toal assets	411,158	287,182
LIABILITIES AND SHAREHOLDERS' EQUITY
Current maturities of long-term loans	8,232
Trade payables	77,395	40,537
Deferred revenues	38,308	20,661
Other accounts payable and accrued expenses	49,508	13,215
Total current liabilities	173,443	74,413
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	26,768
Accrued severance pay and pensions	11,996	8,600
Other long-term liabilities	37,900
Total long-term liabilities	76,664	8,600
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 60,000,000 shares at December 31, 2010 and 2011; Issued: 38,749,398 and 39,806,520 shares at December 31, 2010 and 2011, respectively; Outstanding: 35,267,875 and 36,324,997 shares at December 31, 2010 and 2011, respectively	97	95
Additional paid-in capital	311,911	300,875
Treasury shares at cost - 3,481,523 Ordinary shares as of December 31, 2010 and 2011.	(20,091)	(20,091)
Accumulated other comprehensive income (loss), net of taxes	(343)	159
Accumulated deficit	(130,523)	(76,869)
Total shareholders' equity	161,051	204,169
Total liabilities and shareholders' equity	$ 411,158	$ 287,182

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 3,595		$ 3,383
Ordinary shares, par value		0.01		0.01
Ordinary shares, shares authorized	60,000,000	60,000,000	60,000,000	60,000,000
Ordinary shares, shares issued	39,806,520	39,806,520	38,749,398	38,749,398
Ordinary shares, shares outstanding	36,324,997	36,324,997	35,267,875	35,267,875
Treasury stock, ordinary shares	3,481,523	3,481,523	3,481,523	3,481,523

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues	$ 445,269	$ 249,852	$ 184,220
Cost of revenues	323,191	160,470	122,662
Gross profit	122,078	89,382	61,558
Operating expenses:
Research and development, net	50,456	25,115	18,954
Selling and marketing	81,716	37,179	29,251
General and administrative	26,524	12,328	10,705
Restructuring costs	7,834
Acquisition related costs	4,919	775
Total operating expenses	171,449	75,397	58,910
Operating profit (loss)	(49,371)	13,985	2,648
Financial income (expenses), net	(2,024)	1,255	1,496
Income (loss) before taxes on income	(51,395)	15,240	4,144
Taxes on income	2,259	1,178	489
Net income (loss)	$ (53,654)	$ 14,062	$ 3,655
Net earnings (loss) per share:
Basic net earnings (loss) per share	$ (1.49)	$ 0.4	$ 0.11
Diluted net earnings (loss) per share	$ (1.49)	$ 0.38	$ 0.1

Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Treasury Shares At Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 91	$ 285,141	$ (7,923)	$ 193	$ (94,586)	$ 25,890	$ 182,916
Balance, shares at Dec. 31, 2008	35,586,701
Exercise of stock options	1	2,988					2,989
Exercise of stock options, shares	682,912
Purchase of treasury shares at cost			(12,168)				(12,168)
Purchase of treasury shares at cost, shares	(1,981,720)
Stock-based compensation expense		3,607					3,607
Comprehensive income:
Unrealized gain from available-for-sale marketable securities, net of taxes							0
Unrealized loss from hedging activities, net of taxes				(93)		(93)	(93)
Foreign currency translation differences							0
Net income (loss)					3,655	3,655	3,655
Total comprehensive income						3,562
Balance at Dec. 31, 2009	92	291,736	(20,091)	100	(90,931)		180,906
Balance, shares at Dec. 31, 2009	34,287,893
Exercise of stock options	3	4,932					4,935
Exercise of stock options, shares	979,982
Stock-based compensation expense		4,207					4,207
Comprehensive income:
Unrealized gain from available-for-sale marketable securities, net of taxes				159		159	159
Unrealized loss from hedging activities, net of taxes				(100)		(100)	(100)
Foreign currency translation differences							0
Net income (loss)					14,062	14,062	14,062
Total comprehensive income						14,121
Balance at Dec. 31, 2010	95	300,875	(20,091)	159	(76,869)		204,169
Balance, shares at Dec. 31, 2010	35,267,875
Exercise of stock options	2	4,472					4,474
Exercise of stock options, shares	1,057,122
Stock-based compensation expense		6,564					6,564
Comprehensive income:
Unrealized gain from available-for-sale marketable securities, net of taxes				234		234	234
Unrealized loss from hedging activities, net of taxes				(492)		(492)	(492)
Foreign currency translation differences				(244)		(244)	(244)
Net income (loss)					(53,654)	(53,654)	(53,654)
Total comprehensive income						(54,156)
Balance at Dec. 31, 2011	$ 97	$ 311,911	$ (20,091)	$ (343)	$ (130,523)		$ 161,051
Balance, shares at Dec. 31, 2011	36,324,997

Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Shareholders' Equity [Abstract]
Foreign currency translation adjustments	$ (244)	$ 0	$ 0
Unrealized gains on marketable securities, net of tax	234	159	0
Unrealized gains (losses) on derivative instruments, net of tax	$ (492)	$ (100)	$ (93)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (53,654)	$ 14,062	$ 3,655
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	14,393	4,712	3,283
Stock-based compensation expense	6,564	4,207	3,607
Accrued severance pay, net and pensions	(1,125)	358	(379)
Decrease (increase) in accrued interest and exchange rate on bank deposits	(271)	(276)	73
Accrued interest and amortization of premium on marketable securities	647	144	264
Decrease (increase) in trade receivables, net	(3,342)	(19,622)	2,359
Decrease (increase) in other accounts receivable and prepaid expenses	6,782	(7,607)	2,365
Decrease (increase) in inventories, net of write-off	40,643	4	(25,415)
Increase (decrease) in trade payables	(3,753)	(11,670)	12,813
Increase (decrease) in deferred revenues	(11,925)	2,113	12,662
Increase in deferred tax asset, net	(1,237)	(469)	(281)
Increase (decrease) in other accounts payable and accrued expenses (including other long term liabilities)	(13,847)	3,347	1,806
Net cash provided by (used in) operating activities	(20,125)	(10,697)	16,812
Cash flows from investing activities:
Purchase of property and equipment	(14,447)	(9,798)	(6,737)
Payment of business acquired, net of cash (Schedule A)	(42,405)	(1,232)
Investment in short and long-term bank deposits	(7,304)	(13,754)	(44,009)
Proceeds from maturities of short and long-term bank deposits	25,664	31,680	46,177
Investment in marketable securities		(18,339)	(4,703)
Proceeds from maturities of marketable securities	4,258	16,591	1,754
Proceeds from sale of marketable securities	6,201
Proceeds from realized callable held-to-maturity marketable security			10,000
Net cash provided by (used in) investing activities	(28,033)	5,148	2,482
Cash flows from financing activities:
Purchase of treasury shares at cost			(12,168)
Change in long-term loans	35,000
Proceeds from exercise of stock options	4,474	4,935	2,989
Net cash provided by (used in) financing activities	39,474	4,935	(9,179)
Effect of exchange rate changes on cash	(50)
Increase (decrease) in cash and cash equivalents	(8,734)	(614)	10,115
Cash and cash equivalents at the beginning of the year	37,725	38,339	28,224
Cash and cash equivalents at the end of the year	28,991	37,725	38,339
Supplemental disclosures of non cash financing and investing activities:
Purchase of property and equipment	617	672	1,364
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	3,849	856	377
Cash paid during the year for interest	1,029
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital, net (excluding cash and cash equivalents)	44,551	132
Property, plant and equipment	9,500	7
Other long-term assets	8,581
Goodwill and other intangible assets	31,358	1,093
Deferred income taxes, net	3,550
Long-term liabilities	(55,135)
Estimated net fair value of assets acquired and liabilities assumed	$ 42,405	$ 1,232

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
NOTE 1:-	GENERAL

a.
Ceragon Networks Ltd. ("the Company") is a wireless backhaul manufacturer.  The Company provides solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as Internet browsing, music and video applications.  The company's wireless backhaul solutions use microwave technology to transfer large amounts of telecommunication traffic between base stations and the core of the service provider's network.

The Company's solutions support all wireless access technologies, including GSM, W-CDMA, CDMA, EV-DO, HSPA, LTE and WiMAX. The Company's systems also serve evolving network architectures including all-IP long haul, heterogeneous networks, small-cell applications and more.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company has thirty three wholly-owned subsidiaries worldwide. The subsidiaries provide marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see Note 15.

b.	Acquisitions:

1.
On September 14, 2010 (the "acquisition date") the Company acquired 100% of the shares of Elxys Innovations – Electronics Circuits and Systems S.A ("Elxys"), designer of advanced, next generation RFICs, a private company, for consideration of $ 1,600 paid in cash. An amount of $ 500 out of the consideration was deposited in escrow for 18 months. In addition, the Company granted 200,000 restricted shares units (the "RSUs") to key-employees with vesting period over 4 years from the acquisition date, 25% after each anniversary. These RSUs were valued in the amount of $ 1,878, and are being recognized as part of stock-based compensation expenses in the statement of operations.

The acquisition was accounted for using the purchase method of accounting in accordance with ASC 805. Total purchase price was allocated to net tangible assets in amount of $ 507 based on their estimated fair values at the acquisition date. The excess of the purchase price over the net tangible assets was valued as goodwill in amount of $ 1,093.

2.
On January 19, 2011 ("acquisition date"), the Company completed the purchase of all the share capital of Nera Networks AS and its subsidiaries (the "Nera") from Eltek ASA, pursuant to a Share Purchase Agreement dated January 19, 2011 (the "SPA"). At the time of the acquisition, Nera was a privately-owned Norwegian company, headquartered in Bergen, Norway, a leading manufacturer of microwave radio systems and a leading expert in long distance microwave links. The acquisition of Nera expands the Company's position as part of its overall strategy to become a premier microwave backhaul specialist at a crucial juncture for the industry.

The consideration for all of the shares of Nera was $ 57,175, which was funded through a combination of cash on hand and $ 35,000 of bank debt (For more information see note 10). An amount of $ 10,000 out of the consideration was deposited in escrow for 18 months subject to the sale of Nera's shares. January 19, 2011 was considered to be the acquisition date, as control was obtained, assets were received and liabilities assumed.

Eltek ASA undertook not to compete with the Company for a period of five years.

In connection with the SPA and on the same day, Nera entered into: (i) a Trademark Purchase Agreement with Nera Telecommunications Ltd. ("Neratel"), a subsidiary of Eltek ASA, under which it sold to NeraTel certain trade names and domain names of Nera, while retaining a right to use the name "Nera" for the first two years, and Neratel undertook a three year period non-compete; and (ii) a non-exclusive OEM Agreement with a subsidiary of Neratel, under which such subsidiary shall purchase products from Nera for their resale under its private label, in the region of the Middle East, North Africa and Asia-Pacific and provide certain sub-contract services to customers of Nera in the Middle East.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Nera. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The results of the Nera operations have been included in the consolidated financial statements since January 19, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Current assets *)	$172,334
Property, plant and equipment, net	9,500
Non-current assets	8,581
Deferred tax assets, net	3,550
Intangible assets	17,700
Goodwill	13,658

Total assets acquired	225,323

Current liabilities	(113,013)
Long-term liabilities	(55,135)

Total liabilities assumed	(168,148)

Net assets acquired	$57,175

*)
Current Assets includes step-up related to inventory and deferred revenue in total aggregate amount of $4,185 and $16,226, respectively.  As of December 31, 2011 the outstanding balances amounted to $224 and $4,746, respectively.

Intangible Assets

In performing the purchase price allocation, the Company management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Nera's products. The fair value of intangible assets was determined based on an appraisal performed by management with the assistance of independent appraisers, and was based on an income approach.

The following table sets forth the components of intangible assets associated with the Nera Acquisition:

	Fair value	Useful life	Amortization method

Customer relationships	$8,300	7 years	Acceleration
Technology	8,600	7 years	Straight line
Trade names	800	2 years	Straight line

Total intangible assets	$17,700	(**)

(*)	Weighted average amortization period of 6.8 years.

Customer relationships represent relationships with customer through whom Nera generates its revenue, capable of being separated or divided from the entity and sold, or transferred.

Technology includes Nera's internally developed proprietary technologies, features, platforms, and offerings, capable of being separated or divided from the entity and sold, transferred, or licensed.

Trade names value consists of the right to use for two years Nera's trade names, trademarks, logos and URLs, capable of being separated or divided from the entity and sold, transferred, or licensed.

Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2010 and 2011 assuming that the acquisitions of Nera occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred, had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,	Year ended December 31,
	2010	2011
	Unaudited	Unaudited

Revenues	$523,889	$449,094

Net loss	$38,611	$44,796

Acquisition costs include investment banking fees, legal and accounting fees and other external costs directly related to the acquisition for the years ended December 31, 2010 and 2011 amounted to $ 775 and $ 4,919, respectively, and were included in operating expenses, as acquisition related cost.

During the first quarter of fiscal year 2011, the Company approved a plan to restructure certain operations of the Company to eliminate redundant costs resulting from the acquisition and improve efficiencies in operations. The restructuring charges recorded were based on restructuring plan that have been committed to by the Company management.

The total estimated restructuring costs associated with exiting activities of the Company were $ 7,834, consisting primarily from employee severance and recorded in operating expenses, as a restructuring cost. As of December 31, 2011, the total liability balance for the restructuring plan is $ 1,330 which expected to be paid through 2012.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2:-       SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP").

b.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

c.	Financial statements in U.S. dollars:

A majority of the revenues of the Company and certain of its subsidiaries are generated in U.S. dollars ("dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs is incurred in dollars. Since management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate and considers the non-U.S. subsidiaries to be a direct, integral extension of the parent company's operations, the dollar is its functional and reporting currency. Accordingly, amounts in currencies other than U.S dollars have been remeasured in accordance with ASC topic 830, "Foreign Currency Matters" ("ASC 830") as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date.

Statement of income items - average exchange rates prevailing during the year.

All exchange gains and losses from the re-measurement mentioned above are reflected in the statement of operations in financial income, net.

The financial statements of the Company's Brazilian subsidiaries whose functional currency is not the dollar, have been re-measured and translated into dollars.  All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates.  All amounts in the statements of operations have been translated into the dollar using the average exchange rate for the relevant periods. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders' equity.

As of December 31, 2011, other comprehensive loss amounted to $ 244 was related to Foreign currency translation differences.

d.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries ("the Group"). Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

e.	Cash equivalents:

Cash equivalents include short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less.

f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and up to one year. The short-term bank deposits are in NIS and U.S. dollars and bear interest at an average rate of 2.08% and 2.29% as of December 31, 2010 and 2011 respectively. The short-term bank deposits are presented at their cost, including accrued interest.

As of December 31, 2011, short-term bank deposits in the amount of up to $ 7,082 are restricted for a period of up to 6 months against bank guarantees provided to customers (see also Note 12b.)

g.	Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC topic 320, "Debt and Equity Securities", ("ASC 320").

Management determines the appropriate classification of its investments in marketable securities at the time of purchase and reevaluates such determinations at each balance sheet date.

During the last quarter of 2010, the Company classified its marketable securities as available-for-sale in connection with the anticipated acquisition of Nera (see also note 1b2). As a result of the acquisition, the Company may not have the ability to hold all its securities until maturity, and therefore the Company changed the classification of its investments from held-to-maturity to available-for-sale.

Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income, net" and are derived using the specific identification method for determining the cost of securities. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial income (expenses), net".

The Company periodically reviews its marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC 320-10-35. On April 1, 2009, the Company adopted a new guidance, ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", that changed the impairment and presentation model for debt securities. Under the amended impairment model, an other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. During 2009, 2010 and 2011 no other-than-temporary impairments were identified.

h.	Inventories:

Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products and for market prices lower than cost, if any. The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, if required the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory.

Cost is determined for all types of inventory using the moving average cost method plus indirect costs.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 - 33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

j.	Impairment of long-lived assets:

The Company's and its subsidiaries' long-lived assets are reviewed for impairment in accordance with ASC topic 360," Property Plant and Equipment", ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2009, 2010 and 2011, no impairment losses have been identified.

k.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC topic 740, "Income Taxes", ("ASC 740"). This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carryforward losses deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized. For more information see note 14f.

The Company adopted ASC topic 740-10, "Income Taxes", ("ASC 740-10"). ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company elected to classify interest expenses and penalties recognized in the financial statements as income taxes. For more information see note 14j.

l.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded in the Company's financial statements as a result of acquisitions. Goodwill represents excess of the costs over the net tangible and intangible assets acquired of businesses acquired Under ASC topic 350, "Intangible - Goodwill and Other", ("ASC 350") according to which goodwill is not amortized. In addition, the costs of intangible assets that were purchased from others for use in research and development activities were recorded as assets to the extent that they have alternative future use.

ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. The Company operates as one reporting unit. Therefore, goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. Fair value is determined, using discounted cash flows, market multiples and market capitalization. Significant estimates used in the methodologies include estimates of future cash flows, future short-term and long-term growth rates, weighted average cost of capital and estimates of market multiples for each of the reportable unit. The Company elects to perform an annual impairment test of goodwill as of October 1 of each year, or more frequently if impairment indicators are present.

The Company operates in one operating segment, and this segment comprises its only reporting unit. Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives, which range from 2 to 7 years. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable.  Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the asset is expected to generate.  If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. As of December 31, 2010 and 2011, no impairment losses have been identified.

m.	Revenue recognition:

The Company and its subsidiaries generate revenues from selling products to end users, distributors, system integrators and original equipment manufacturers ("OEM").

Revenues from product sales are recognized in accordance with ASC topic 605-10, "Revenue recognition" and with ASC 605-25 "Multiple-Element Arrangements", ("ASC 605"), when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no future obligation exists and collectability is probable.

The Company records a provision for estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded in accordance with ASC 605. These estimates are based on historical sales returns, stock rotations and other know factors. Such provisions are immaterial as of December 31, 2010 and 2011, respectively.

In October 2009, the FASB issued ASU 605-25, "Multiple-Deliverable Revenue Arrangements". The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement by elimination of the residual method and requires the allocation of arrangement consideration to each deliverable to be based on using the relative selling price method.

The Company adopted this standard as of the beginning of fiscal 2011 on a prospective basis for new and materially modified deals that include the sale of products and post delivery installation services, originating after January 1, 2011.  For the year ended December 31, 2011, the impact of the adoption of this standard was an increase in revenues in an amount of approximately $23,900.

For  2011 and future periods, pursuant to the guidance of ASU 605-25, when a sales arrangement contains multiple elements, such as equipment and services,  the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (''VSOE'') if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative estimated selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

The Company considers the sale of equipment and its installation to be two separate units of accounting in the arrangement in which the installation is not essential to the functionality of the equipment, the equipment has value to the customer on a standalone basis and whenever the arrangement does not include a general right of return relative to the delivered item or delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the company. In such arrangement, revenues from the sale of equipments are recognized upon delivery, if all other revenue recognition criteria are met and the installation revenues are deferred to the period in which such installation occurs (but not less than the amount contingent upon completion of installation, if any) using relative selling prices of each of the deliverables based on the aforementioned selling price hierarchy.

The Company determines the selling price in its multiple-element arrangements by reviewing historical transactions, and considering internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of estimated selling price ("ESP") is made through consultation with management, taking into consideration the pricing model and strategy.
When sale arrangements include a customer acceptance provision, revenue is recognized when the Company has demonstrated that the criteria specified in the acceptance provision have been satisfied or as the acceptance provision has lapsed and deemed to be attained.

To assess the probability of collection for revenue recognition purposes, the Company analyzes historical collection experience, current economic trends and the financial position of its customers. On the basis of these criterions, the Company concludes whether revenue recognition should be deferred and recognized on a cash basis.

Deferred revenue includes unearned amounts received in its arrangements, and amounts received from customers but not recognized as revenues due to the fact that these transactions did not meet the revenue recognition criteria.

n.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred.

o.	Warranty costs:

The Company generally offers a standard limited warranty, including parts and labor for periods of 12 to 36 months for its products. The Company estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. Warranty expenses (income) for the years ended December 31, 2009, 2010 and 2011 were approximately $ 341, $ 643 and $ (666), respectively.

p.	Derivative instruments:

The Company has instituted a foreign currency cash flow hedging program using foreign currency forward contracts ("derivative instruments") in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. These transactions are designated as cash flow hedges, as defined under ASC topic 815, "Derivatives and Hedging".

ASC 815 requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value. The Company measured the fair value of the contracts in accordance with ASC topic 820, "Fair value Measurement and Disclosures" at level 2 (see also Note 2v). The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss), net of taxes and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The non effective portion of the derivative's change in fair value is recognized in earnings.

The Company's cash flow hedging program is to hedge against the risk of overall changes in cash flows resulting from forecasted foreign currency salary payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS and NOK with forward exchange contracts. These forward exchange contracts are designated as cash flow hedges, as defined by ASC 815 and Derivative Implementation Group No. G20, "Cash Flow Hedges: Assessing and Measuring the Effectiveness of a Purchased option Used in a Cash Flow Hedge" ("DIG 20") and are all effective.

As of December 31, 2011, the Company had outstanding forward exchange contracts for the acquisition of NIS 127,716 and NOK 157,264 in consideration for $59,985 maturing in a period of up to one year. As of December 31, 2011, the company recorded accumulated unrealized loss in other comprehensive income, net of taxes, in the amount of $492 from its forward contracts with respect to anticipated payroll payment expected in 2012.

Fair value hedging program - The Company enters into forward exchange contracts to hedge a portion of its certain monetary items in the balance sheet, such as trade receivables and trade payables denominated in foreign currencies for a period of up to five months. The purpose of the Company's foreign currency hedging activities is to protect the fair value of the monetary assets from foreign exchange rates fluctuations.

	Loss
	recognized in
	other
	comprehensive		Gain (loss) Recognized
	Income	Statement	in Statements of Income
	December 31,	of income	Year ended December 31,
	2011	item	2010	2011

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$(492)	Operarting expenses	$503	$(267)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	(375)	(287)

Total	$(492)		$128	$(554)

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and trade payables.

The majority of the Company's cash and cash equivalents and short-term bank deposits are invested in U.S. dollar instruments with major banks worldwide. Such cash and cash equivalents and deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these cash and cash equivalents and deposits may be redeemed upon demand and, therefore, bear minimal risk. Management believes that the financial institutions that hold the Company's and its subsidiaries' investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company's marketable securities consist of securities issued by debentures of corporations and Venezuelan government. The Company's investment policy limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations. Management believes that the portfolio is well diversified and, accordingly, minimal credit risk exists with respect to these marketable securities.

The Company's trade receivables are geographically diversified and derived from sales to customers mainly in the Europe, Latin America and Asia. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments. The Company and its subsidiaries perform ongoing credit evaluations of their customers and insure certain trade receivables under credit insurance policies. An allowance for doubtful accounts is determined with respect to specific receivables, of which the collection may be doubtful. The Company charges off receivables when they are deemed uncollectible.

Allowance for doubtful accounts amounted to $ 3,383 and $ 3,595 as of December 31, 2010 and 2011, respectively.

Total doubtful debt expenses during 2009, 2010 and 2011 amounted to $ 620, $ 614 and $ 212, respectively. Total write offs amounted to $ 283, $ 85 and $ 0 in 2009, 2010 and 2011, respectively.

r.	Transfers of financial assets:

ASC 860 "Transfers and Servicing", ("ASC 860"), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the factoring of receivables to two Israeli financial institutions.

During the years ended December 31, 2009, 2010 and 2011, the Company sold trade receivables to Israeli financial institutions in a total amount of $ 0, $ 0 and $ 5,866, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860.

The agreements, pursuant to which the Company sells its trade receivables, are structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

s.	Severance pay:

The Company's severance pay liability for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is fully covered by monthly deposits with pension funds, insurance policies and an accrual. The value of the funds deposited into pension funds and insurance policies is recorded as an asset - severance pay fund - in the Company's balance sheet.

The severance pay fund includes the deposited funds and accumulated adjustments to the Israeli Consumer Price Index up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds in insurance policies, is based on the cash surrendered value of these policies, and includes profits / losses.

Starting April 2009, the Company's agreements with new employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay shall replace its severance obligation, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance expense for the years ended December 31, 2009, 2010 and 2011, amounted to approximately $ 1,321, $ 1,519 and $ 1,747, respectively.

t.	Pension accrual:

The Company accounts, for its obligations for pension and other postretirement benefits, in accordance with ASC 715, "Compensation - Retirement Benefits". For more information refer to Note 11.

u.	Accounting for stock-based compensation:

ASC topic 718, "Compensation - Stock Compensation", ("ASC 718"), requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following weighted-average assumptions for 2009, 2010 and 2011:

	December 31,
	2009	2010	2011

Dividend yield	0%	0%	0%
Volatility	56%-74%	41%-66%	37%-60%
Risk free interest	0.26%-3.71%	0.25%-3.9%	0.1%-3.48%
Early exercise multiple	2.0 -2.50	2.0-2.50	1.85-2.60

Risk-free interest rates are based on the yield from U.S. Treasury zero-coupon bonds with a term equivalent to the contractual life of the options; volatility of price of the Company's shares based upon actual historical stock price movements. The suboptimal exercise factor is representing the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

Early exercise multiple is based on actual historical exercise activity. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

The Company recognizes compensation expense using the accelerated method for all awards ultimately expected to vest. Estimated forfeitures are based on historical pre-vesting forfeitures and on management's estimates. ASC topic 718 requires forfeitures to be estimated and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

v.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, other accounts receivable, trade payables, and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

The marketable securities fair value, based on quoted market prices, classified within Level 1 (see also note 3).

The derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

w.	Restructuring costs:

During the first quarter of 2011, the Company initiated a restructuring plan to improve its operating efficiency as consequence of Nera acquisition. The Company accounts for restructuring activities in accordance to ASC topic 420, "Exit or Disposal Cost Obligations" and ASC 712 "Compensation-Nonretirement Postemployment Benefits" ("ASC 712"), which requires that a liability for a cost associated with an exit or disposal activity be recognized and measured, initially at fair value, only when the liability is incurred and for contractual postemployment benefits under ASC 712 when it is probable that the employees will be entitled to the benefits, the amount is estimable. For more information see note 1b2.

x.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. As of December 31, 2010 and 2011 Accumulated other Comprehensive income (loss) amounted to $ 159 and $ (343), respectively, related to unrealized gains from available-for-sale securities, net of taxes, loss on hedging derivative instruments, net of taxes and foreign currency translation differences.

y.	Treasury shares

The Company repurchased its Ordinary shares on the open-market and holds such shares as Treasury shares. The Company presents the cost of repurchased treasury shares as a reduction of shareholders' equity.

z.	Basic and diluted net earnings per share:

Basic net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 1,633,057, 940,060 and 5,154,612 for the years ended December 31, 2009, 2010 and 2011, respectively.

aa.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

ab.	Reclassification:

Certain amounts in prior years' statement of operations have been reclassified to conform to the current year's presentation. In prior years expenses of the company's information system department were allocated to cost of revenues and operating expenses while in 2010 management decided to include all expenses in general and administrative expenses.

ac.	Impact of recently issued Accounting Standards:

1.
In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU No. 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

2.
In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which specifies that the total of comprehensive income, the components of net income and the components of other comprehensive income are to be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. No change has been made in the items to be reported in comprehensive income. ASU No. 2011-05 is effective for the interim and annual periods beginning after December 15, 2011, and should be applied retrospectively. The Company is currently evaluating the effect of ASU No. 2011-05, but does not expect its adoption will have a material effect on its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update 2011-12, "Comprehensive Income (Topic 220)". The amendments in this Update supersede certain pending paragraphs in Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in Update 2011-5 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently evaluating the impact of this update on the consolidated financial statements.

3.
In November 2011, the FASB issued Accounting Standards 2011-08 "Intangibles-Goodwill and Other (Topic 350): testing Goodwill for impairment", which introduced an optional qualitative assessment for testing goodwill for impairment that may allow companies to skip the annual two-step test. ASU 2011-08 allows companies to qualitatively assess whether it is more likely than not (i.e., a likelihood of greater than 50%) that the fair value of a reporting unit is less than its carrying amount. If that is the case, the company would have to perform the annual two-step impairment test. The ASU is effective for fiscal years beginning after 15 December 2011. Early adoption is permitted. The Company is currently evaluating the effect of ASU No. 2011-08, but does not expect its adoption will have a material effect on its consolidated financial statements.

Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
NOTE 3:-       MARKETABLE SECURITIES

The following is a summary of marketable securities at December 31, 2010 and 2011:

	2010				2011
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Fair market
	Cost	gains	losses	value	cost	gains	value

Government bonds	$2,013	$-	$-	$2,013	$400	$0	$400
Corporate debentures	18,258	180	-	18,438	12,909	72	12,981

	$20,271	$180	$-	$20,451	$13,309	$72	$13,381

Aggregate maturities of marketable securities for years subsequent to December 31, 2011 are:

	Amortized cost	Fair market value

2012 (short-term marketable securities)	$9,595	$9,665
2013	-	-
2014 and thereafter	3,714	3,716

	$13,309	$13,381

During 2011, the Company recorded proceeds from sales and maturity of these securities in amount of $ 6,201 and $ 4,258, respectively.

As of December 31, 2010 and 2011, interest receivable amounted to $ 307 and $ 213, respectively, and is included within other accounts receivable in the balance sheets.

Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable And Prepaid Expenses [Abstract]
Other Accounts Receivable And Prepaid Expenses
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Government authorities	$2,902	$13,789
Advances to suppliers	6,153	7,126
Deferred charges and prepaid expenses	5,748	12,358
Other	622	4,008

	$15,425	$37,281

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
NOTE 5:-	INVENTORIES

	December 31,
	2010	2011

Raw materials	$7,417	$14,418
Work in progress	203	1,723
Finished products	58,301	77,324

	$65,921	$93,465

Finished products include products shipped to customers for which revenues were not recognized as of December 31, 2011. Such products amounted to $ 30,228 and $ 49,101 at December 31, 2010 and 2011, respectively.

During the year ended December 31, 2009, 2010 and 2011, the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 4,185, $ 1,963 and $ 3,483, respectively, that have been included in cost of revenues.

Inventory write-off provision as of December 31 2011 and 2010 amounted of $ 3,505 and $ 1,182, respectively.

Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6:-       PROPERTY AND EQUIPMENT, NET

	December 31,
	2010	2011

Cost:
Computers, manufacturing, peripheral equipment *)	$33,185	$78,367
Office furniture and equipment	2,008	4,391
Leasehold improvements	1,019	1,823

	36,212	84,581
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	18,031	49,995
Office furniture and equipment	1,195	2,837
Leasehold improvements	775	1,284

	20,001	54,116

Depreciated cost	$16,211	$30,465
Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were $ 3,283, $ 4,712 and $ 10,231, respectively.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Intangible assets:

December 31,
2011

Original amounts:

Technology	$8,600
Trademarks	800
Customer relationships *)	8,200

17,600

Accumulated amortization:

Technology	1,165
Trademarks	379
Customer relationships	2,617

4,161

Other intangible assets, net	$13,439

*)	Including functional currency translation adjustments related to Brazilian subsidiary.

b.	Amortization expense amounted to $ 4,161 for the year ended December 31, 2011.

c.	The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

December 31,

2012	$3,526
2013	2,578
2014	2,159
2015	1,880
2016 and thereafter	3,296

$13,439

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill

NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 are as follows:

	Year ended December 31,
	2010	2011

January 1,	$-	$1,093
Acquisition of Elxys	1,093	-
Acquisition of Nera	-	13,658
Functional currency translation adjustments *)	-	(158)

December 31,	$1,093	$14,593

*)	Including functional currency translation adjustments related to Brazilian subsidiary.

Other Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Payable And Accrued Expenses [Abstract]
Other Accounts Payable And Accrued Expenses

NOTE 9:-       OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2010	2011

Employees and payroll accruals	$8,368	$13,650
Provision for warranty costs	2,142	6,655
Government authorities	1,036	5,156
Accrued expenses	852	18,092
Other	817	3,756

	$13,215	$47,309

Long-Term Loan	12 Months Ended
Dec. 31, 2011
Long-Term Loan [Abstract]
Long-Term Loan
NOTE 10:-    LONG-TERM LOAN

In order to finance the consideration of Nera acquisition the Company entered into a loan agreement with Bank Hapoalim Ltd (the "Loan Agreement", the "Bank", respectively) for a loan in the principal amount of $ 35,000.

The Loan Agreement provides that the principal amount of $ 35,000 bear interest at a rate of Libor + 3.15%, which Libor is updated every three months. As of December 31, 2011 the accrued interest is $141 and is recorded as part of the accrued expenses. The principal amount is to be repaid in 17 quarterly installments from February 19, 2012, through February 19, 2016 and the interest is to be paid in quarterly payments starting as of February 19, 2011.

The loan is secured by a floating charge over all Company assets as well as several customary fixed charges on specific assets and subject to certain financial covenants.

The maturities of the principal amount for periods after December 31, 2011 are as follows:

2012 - current maturities	$8,232
2013	8,232
2014	8,232
2015	8,232
2016	2,072
$35,000

The financial covenants that the Company undertook to maintain regarding to Loan Agreement under Nera acquisition are as follows:

1.	The ratio of the shareholders' equity in relation to the total assets shall not, at any given time, be lower than 35%;

2.	The sum of the shareholders' equity shall not at any given time be lower than the total sum of $100 million; and

3.	The ratio of the net financial debt in relation to the working capital shall not exceed, at any given time, 30%.

Repayment of the loan may be accelerated by the Bank in certain events of default including in insolvency events, failure to comply with financial covenants and an event whereby we will no longer be a traded company. As of December 31, 2011 the Company has maintained all the aforementioned financial covenants.

Pension Liabilities	12 Months Ended
Dec. 31, 2011
Pension Liabilities [Abstract]
Pension Liabilities
NOTE 11:-	PENSION LIABILITIES

The Norwegian subsidiary ("Nera AS") Nera has both defined benefit scheme (overfunded and underfunded) and defined contribution schemes.

Defined contribution - overfunded - Under the defined contributions scheme Nera AS makes a payment to the insurance company who administer the fund on behalf of the employee. Nera AS has no liabilities relating to such schemes after the payment to the insurance company. As of December 31, 2011 almost all active employees are in this scheme. The contribution and the corresponding social security taxes are recognized as payroll expenses in the period to which the employee's services are rendered. The defined pension contribution schemes meet the requirements of the law on compulsory occupational pension.

Defined benefit scheme - overfunded - Defined benefit scheme was stopped for admission from December 1, 2007, and persons that were employed after that date were automatically entered into the defined contribution scheme. The schemes give right to defined future benefits. These are mainly dependent on the number of qualifying employment years, salary level at pension age, and the amount of benefits from the national insurance scheme. The commitment related to the pension scheme is covered through an insurance company. As of December 31, 2011 the pension scheme has 102 members out of which 92 are retired. The fair value of plan assets exceeds the defined benefit obligation.

Defined benefit scheme - underfunded - The underfunded defined benefit scheme mainly consists of a pension agreement for former executives and of early retirement pensions (the "AFP"). The Pension scheme for former executives is stopped for admission. The scheme gives right to defined future benefits. These are mainly dependent on the number of qualifying employment years, salary level at pension age, and the amount of benefits from the national insurance scheme.

The AFP arrangement has been terminated in 2010. The AFP-liability following the old scheme was recognized in the balance sheet as debt and was recognized as income in 2010, with the exception of the liability relating to previous employees who are now retirees in this scheme.

With the termination of the old AFP (early retirement) scheme there was a deficit. The liability is set to best estimates, the present value of estimated future premium payments in the period 2011-2015.

Additionally, Nera has an agreed early retirement scheme (AFP). The new AFP-scheme, in force from 1 January 2011, is a defined benefit multi-enterprise scheme, but is recognized in the accounts as a defined contribution scheme until reliable and sufficient information is available for the group to recognize its proportional share of pension cost, pension liability and pension funds in the scheme. Nera's liabilities are therefore not recognized as liability in the balance sheet.

The difference between the liability (the Projected Benefit Obligation or PBO as defined in
ASC No. 715 "Compensation - Retirement Benefits" ("ASC 715") and the market value of the plan assets is accounted for on the financial statements of the Company.

The liabilities in respect of Nera AS's pension plans have been recalculated based on updated employee numbers and asset values at December 31, 2011. These plans together represent 100% of the PBO of the entire group. The value for the other liabilities has been projected from the results of the valuation on the date of Acquisition and updated for changes in discount rate.

The following tables provide a reconciliation of the changes in the plans' benefits obligation and fair value of assets for the year ended December 31, 2011, and the statement of funded status as of December 31, 2011:

December 31, 2011

Accumulated benefit obligation	$9,860

Change in projected benefit obligation
Projected benefit obligation at beginning of year	$-
Liability assumed at the acquisition date of Nera	11,532
Service cost	59
Interest cost	323
Expenses paid	(1,296)
Actuarial gain	(626)

Projected benefit obligation at end of year	$9,992

December 31, 2011

Change in plan assets
Fair value of plan assets at beginning of year	$-
Acquisition of Nera	7,500
Actual return on plan assets	272
Employer contributions to plan	52
Expenses paid	(702)

Fair value of plan assets at end of year	$7,122

The assumptions used in the measurement of the Company' benefits obligations as of December 31, 2011 is as follows:

December 31, 2011
Weighted-average assumptions
Discount rate	3.8%
Expected return on plan assets	4.1%
Rate of compensation increase	3.5%

The amounts reported for net periodic pension costs and the respective benefit obligation amounts are dependent upon the actuarial assumptions used.  The Company reviews historical trends, future expectations, current market conditions and external data to determine the assumptions. The discount rate is determined considering the yield of government bonds.  For purposes of calculating the 2011 net periodic benefit cost and the benefit obligation, the Company used a discount rate of 3.8%.  The rate of compensation increase is determined by the Company, based upon its long-term plans for such increases.

The following table provides the components of net periodic benefits cost for the year ended December 31, 2011:

December 31, 2011
Components of net periodic benefit cost
Service cost	$59
Interest cost	323
Expected return on plan assets	(272)
Amortization of net loss	-
Settlement gain recognized	-

Net periodic benefit cost	$110

Benefit payments are expected to be paid as follows:

December 31, 2011

2012	$817
2013	561
2014	361
2015	223
2016 and thereafter	908

$2,870

The plan asset allocations at December 31, 2011is as follows:

December 31, 2011

Bonds	49.0%
Real estate	16.0%
Cash	17.0%
Shares	18.0%

100%

Regarding the policy for amortizing actuarial gains or losses for pension and post-employment plans, the Company has chosen to charge the actuarial gains or losses to statement of operations as net periodic pension cost as incurred.

       For the year ended December 31, 2011, an actuarial gain of $325 was recognized in income statements.

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company and its subsidiaries lease their facilities and motor vehicles under various operating lease agreements that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases at December 31, 2011, are as follows:

Year ended December 31,	Facilities	Motor vehicles	Total

2012	$6,627	$1,167	$7,794
2013	3,173	766	3,939
2014	520	323	843
2015	151	94	245
2016 and thereafter	37	-	37

	$10,508	$2,350	$12,858

Expenses for lease of facilities for the years ended December 31, 2009, 2010 and 2011 were approximately $ 2,008, $ 2,466 and $ 10,334, respectively.

Expenses for the lease of motor vehicles for the years ended December 31, 2009, 2010 and 2011 were approximately $ 1,221, $ 1,206 and $ 1,514, respectively.

b.	Charges and guarantees:

As of December 31, 2011, the Company provided bank guarantees in an aggregate amount of $ 30,780 with respect to tender offer guarantees and performance guarantees to its customers.

c.	Litigations:

Certain claims have been made against the Company or its subsidiaries. The Company cannot estimate the exposure amount, and in any case, these allegations have not resulted in any action brought against the Company. The Company's management does not believe that it is probable that the above mentioned allegations will result in a loss to the Company. Accordingly, no provision was recorded with respect to these allegations.

d.	Indirect taxes:

The Company recorded a provision for indirect tax liabilities in Latin America, mainly related to VAT and Custom duties, in the amount of approximately $26 million.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 13:-	SHAREHOLDERS' EQUITY

The Ordinary shares of the Company are traded on Nasdaq Global Market and on the Tel Aviv Stock Exchange, under the symbol "CRNT".

a.	General:

The ordinary shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

b.	Stock options plans:

1.
Under the Company's 1996 key Employee Share Incentive Plan, the 1997 Affiliate Employees Stock Option Plan ("the Plans"), and the 2003 Share Option Plan ("the 2003 Plan"), options may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over one to five years. The options expire ten years from the date of grant.

In light of the adoption of the 2003 Plan, the Company ceased granting options under the 1996 Key Employee Share Incentive Plan as of December 31, 2002 and under the 1997 Affiliate Employee Share Option Plan as of February 2003 although options granted under the 1996 Key Employee Share Incentive Plan or 1997 Affiliate Share Option Plan before such dates are still valid, subject to the respective Plans.

2.
Upon adoption of its share option plans, the Company reserved for issuance 17,920,688 ordinary shares in accordance with the respective terms thereof. As of December 31, 2011, the Company still has 1,129,623 Ordinary shares available for future grant under the plans. Any options, which are canceled or forfeited before the expiration date, become available for future grants.

3.	On September 6, 2010, the Company's board of directors amended the 2003 Plan so as to enable to grant Restricted share Units ("RSUs") pursuant to such 2003 Plan.

4.	The following is a summary of the Company's stock options and RSUs granted among the various plans:

	Year ended December 31, 2011
	Number of options and RSUs	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year *)	4,928,236	$6.15
Granted	1,795,502	$11.79
Exercised	(1,057,122)	$4.24
Forfeited or expired	(210,272)	$9.92

Outstanding at end of the year	5,456,344	$8.23	7.01	$7,256

Options exercisable at end of the year	2,928,548	$6.58	5.55	$5,547

Vested and expected to vest	5,198,660	$8.08	6.91	$7,204

*)	including 200,000 RSUs granted (see Note 1b1).

The Company's options are generally granted at exercise prices which are equal to the average market value of the Ordinary shares in the period of 30 trading day prior to the grant date. The weighted average grant date fair values of the options granted during 2009, 2010 and 2011 were $ 3.99, $ 5.89 and $ 5.63, respectively. Grant date fair value of the RSUs granted during 2010 was $ 9.39.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of fiscal 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount is impacted by the changes in the fair market value of the Company's shares. Total intrinsic value of options exercised during the years ended December 31, 2010 and 2011 were $ 6,109 and $ 7,278, respectively. As of December 31, 2011, there was $ 6,056 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans and $ 1,238 under the Company's RSUs plan.

That cost is expected to be recognized over a weighted-average period of approximately one year.

The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2011	Remaining contractual life (years for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	150,000			-		-
0.00-2.00	76,275	0.51	1.48	76,275	0.51	1.48
2.34-3.90	98,475	2.93	3.89	98,475	2.93	3.89
4.09-5.98	2,044,894	5.05	5.16	1,794,049	4.79	5.10
6.12-7.96	60,864	6.11	6.80	39,639	5.09	6.75
8.16-9.98	1,184,004	8.26	9.11	588,290	7.59	9.13
10.19-14.3	1,841,832	8.90	12.31	331,820	7.99	11.98

	5,456,344	7.01	8.23	2,928,548	5.55	6.58

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2009, 2010 and 2011, was comprised as follows:

	Year ended December 31,
	2009	2010	2011

Cost of revenues	$256	$315	$255
Research and development *)	643	814	1,536
Selling and marketing	1,185	1,177	2,460
General and administrative	1,523	1,901	2,313

Total stock-based compensation expenses	$3,607	$4,207	$6,564

*)	Including $ 133 and $ 460 compensation expenses related to RSUs for the year ended December 31, 2010 and 2011, respectively.

c.	Treasury shares:

In October 2008, the Company initiated a share repurchase program, under which, the Company is authorized to purchase its outstanding Ordinary shares up to aggregate value of $ 20,000. The purchases may be performed in the open market or in negotiated or block transactions, all subject to regulatory requirements. As of December 31, 2009, the Company had completed the share purchase program with a total purchase of 3,481,523 of its outstanding Ordinary shares, at a weighted average price per share of $ 5.74, for the total consideration of approximately $ 20,091 (including commission and broker fees).

d.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency subject to any statutory limitations. The Company does not intend to pay cash dividends in the foreseeable future.

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
NOTE 14:-	TAXES ON INCOME

a.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company currently qualifies as an "industrial company" under the above law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, and amortization of costs relating to know-how and patents over eight years, as a deduction for tax purposes.

b.	Corporate tax structure:

Taxable income of Israeli company is subject to tax at the rate of 24% in 2011.

In early November 2011, the Israeli Government issued a Memorandum of Law for Socioeconomic Change (Legislative Amendments) (Taxes), 2011 ("the Memorandum of Law"), which proposes, among other things, to eliminate the outline for the gradual reduction of the corporate tax rate, effective from 2012. The Memorandum of Law also aims to raise the corporate tax rate to 25% in 2012. In view of the proposed increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate will be increased respectively.

c.	Measurement of taxable income:

The Company has elected to file its tax return under the Israeli Income Tax Regulations 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income). Accordingly, starting tax year 2003, results of operations in Israel are measured in terms of earnings in U.S. dollar.

d.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for a period of several years for the remaining benefit period.

Another condition for receiving the benefits under the alternative track is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years. The minimum qualifying investment required for setting up a plant is NIS 300 thousand. As for plant expansions, the minimum qualifying investment is the higher of NIS 300 thousand and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets. The Company was eligible under the terms of minimum qualifying investment and elected 2006 and 2009 as its "years of election".

The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. The management believes that the Company is meeting the aforementioned conditions.

The Company is also a "foreign investors' company", as defined by the Capital Investments Law, and, as such, is entitled to a 10-year period of benefits and may be entitled to reduced tax rates of between 10% to 25% (depending on the percentage of foreign ownership in each tax year).

The Company has three capital investment programs that have been granted approved enterprise status, under the Law and two programs under beneficiary enterprise status pursuant to the Amended Legislation.

Income from sources other than the "Approved Enterprise" and "Beneficiary Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

Amendments to the Law:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

The Company examined the possible effect of the amendment on the financial statements, if at all, and at this time do not believe it will opt to apply the amendment.

e.	The income tax expense (benefit) for the years ended December 31, 2009, 2010 and 2011 consisted of the following:

	Year ended December 31,
	2009	2010	2011

Current	$770	$1,647	$3,065
Deferred	(281)	(469)	(806)

	$489	$1,178	$2,259

Domestic (Israel)	$1,271	$(234)	$2,313
Foreign	(782)	1,412	(54)

	$489	$1,178	$2,259

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011
Deferred tax assets:

Net operating loss carry forward	$10,374	$33,344
Acquired intangibles	-	1,738
Other temporary differences relating to reserve and allowances	4,382	43,194

Deferred tax asset before valuation allowance	14,756	78,276
Valuation allowance	(1,870)	(59,018)

Deferred tax asset	$12,886	$19,258

Deferred tax liabilities:

Acquired intangibles	-	(1,738)

Deferred tax asset, net	$12,886	17,520

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a valuation allowance amounting $ 1,870 and $ 59,018 at December 31, 2010 and 2011, respectively.

g.	Net operating loss carryforward and capital loss:

The Company has accumulated net operating losses and capital loss for Israeli income tax purposes as of December 31, 2011 in the amount of approximately $ 21.4 million and $ 2.9 million, respectively. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2011, the Company's U.S. subsidiary had a U.S. federal net operating loss carryforward of approximately $ 1,923 that can be carried forward and offset against taxable income and that expires during the years 2019 to 2026. Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state law provisions. The annual limitations may result in the expiration of net operating losses before utilization.

As of December 31, 2011, the Company's Norwagian subsidiary had a net operating loss carryforward of approximately $ 76.3 million that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2011, the Company's Brazilian subsidiary had a net operating loss carryforward of approximately $ 9.3 million that can be carried forward. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period. The offset is limited to a maximum 30% of the annual taxable income.

h.	Income (loss) before taxes is comprised as follows:

	Year ended December 31,
	2009	2010	2011

Domestic	$2,475	$12,369	$(35,797)
Foreign	1,669	2,871	(15,598)

	$4,144	$15,240	$(51,395)

i.	Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2009	2010	2011
Income (loss) before taxes as reported in the consolidated statements of operations	$4,144	$15,240	$(51,395)

Statutory tax rate	26%	25%	24%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$1,078	$3,810	$(12,335)
Non-deductible expenses	501	647	3,061
Non-deductible expenses related to employee stock options	938	1,052	1,575
Changes in valuation allowance	(2,089)	(4,798)	8,984
Other	61	467	974

Actual tax expense (benefit)	$489	$1,178	$2,259

j.	The Company adopted the provisions of ASC topic 740-10, "Income Taxes".

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2010	2011

Uncertain tax positions, beginning of year	$456	$673
Uncertain tax positions acquired during the year	-	9,266
Increases in tax positions for prior years	-	556
Decreases in tax positions for prior years	-	(987)
Increases in tax positions for current year	217	233

Uncertain tax positions, end of year	$673	$9,741

The Company has further accrued $ 0 and $ 1,624 due to interest and penalty related to uncertain tax positions as of December 31, 2010 and 2011, respectively.

As of December 31, 2011, the Company is subject to Israeli income tax audits for the tax years 2008 through 2011, to U.S. federal income tax audits for the tax years of 2008 through 2011 and to other income tax audits for the tax years of 2007 through 2011.

Segments, Customers And Geographic Information	12 Months Ended
Dec. 31, 2011
Segments, Customers And Geographic Information [Abstract]
Segments, Customers And Geographic Information
NOTE 15:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC 820"). The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2009, 2010 and 2011 and long-lived assets as of December 31, 2009, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011

Revenues from sales to unaffiliated customers:

Asia-Pacific	$67,743	$123,777	$119,634
Europe, Middle East and Africa	70,548	66,907	174,460
North America	29,017	41,450	46,442
Latin America	16,912	17,718	104,733

	$184,220	$249,852	$445,269

Property and equipment, net, by geographic areas:

Israel	$11,007	$15,325	$22,502

Others	802	886	8,071

	$11,809	$16,211	$30,573

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2009	2010	2011
	%

Customer A	*) -	19	*) -
Customer B	*) -	17	*) -
Customer C	19	*) -	*) -

*)	Less than 10% of total revenues

Selected Statements Of Operations Data	12 Months Ended
Dec. 31, 2011
Selected Statements Of Operations Data [Abstract]
Selected Statements Of Operations Data
NOTE 16:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial income, net:

	Year ended December 31,
	2009	2010	2011

Financial income:
Interest on marketable securities and bank deposits	$1,998	$1,713	$2,643

Foreign currency translation differences and derivatives	209	424	2,563

	2,207	2,137	5,206
Financial expenses:
Bank charges and interest on loan	(327)	(495)	(3,448)
Foreign currency translation differences	(297)	(103)	(3,434)
Amortization of premium on marketable securities	(87)	(284)	(348)

	(711)	(882)	(7,230)

	$1,496	$1,255	$(2,024)

b.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2009	2010	2011
Numerator:
Numerator for basic and diluted net earnings per share - income (loss) available to shareholders of Ordinary shares	$3,655	$14,062	$(53,654)

Denominator:
Denominator for basic net earnings per share - weighted average number of shares	34,369,212	34,854,657	35,975,434

Effect of dilutive securities:
Employee stock options and RSU	1,427,666	1,710,173	-

Denominator for diluted net earnings per share - adjusted weighted average number of shares	35,796,878	36,564,830	35,975,434

Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
NOTE 17:-	RELATED PARTY BALANCES AND TRANSACTIONS

Most of the related party balances and transactions are with related companies and principal shareholders.

Yehuda Zisapel is a principal shareholder of the Company who, as of December 31, 2010 and 2011, owned 6.4% and 6.2%, respectively of the Company's outstanding Ordinary shares. Zohar Zisapel is the Chairman of the Board of Directors and a principal shareholder of the Company who, as of December 31, 2010 and 2011, owned 12.8% and 13.8% respectively of the Company's outstanding Ordinary shares. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems, marketing, and administrative services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $ 1,205, $ 1,333 and $ 1,476 in 2009, 2010 and 2011, respectively.

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. In 2011, the Company extended its facility lease agreement until December 2012. Additionally, the Company leases the U.S. subsidiary's office space from a real estate holding company controlled by Yehuda and Zohar Zisapel. The lease for this facility is valid until July 2013. The aggregate amount of rent and maintenance expenses related to these properties was approximately $ 1,488 in 2009, $ 1,757 in 2010 and $ 2,059 in 2011.

The Company purchases certain inventory components from members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $ 3,689, $ 6,380 and $ 1,305 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $ 214, $ 206 and $ 275 for the years ended December 31, 2009, 2010 and 2011, respectively.

Transactions with related parties:

	Year ended December 31,
	2009	2010	2011

Cost of revenues	$4,163	$6,853	$1,819

Research and development expenses	$894	$951	$1,010

Selling and marketing expenses	$1,035	$1,152	$1,308

General and administrative expenses	$290	$514	$704

Purchase of property and equipment	$214	$206	$275

Balances with related parties:

	December 31,
	2010	2011

Trade payables, other accounts payable and accrued expenses	$3,335	$1,432